GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GOODWILL.
Carrying amount of goodwill	$ 26,663	$ 27,393
Decrease in the carrying amount of goodwill	$ 730	$ 784